CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	50,364,579	40,065,246